Investment in joint ventures accounted for under the equity method: (Details 3) - MXN ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated deficit		$ (9,949,654)	$ (8,155,159)
Other comprehensive income accumulated		195,511	893,132
Other comprehensive income		$ (2,739)	(705)	$ 463
Aerostar Airport Holdings, LLC [member]
Initial capital contribution to Aerostar	$ 3,016,003		3,016,003
Accumulated deficit	176,335		(112,162)
Net income for the period	224,690		288,497
Other comprehensive income accumulated	1,786,266		985,574
Other comprehensive income	(502,485)		800,692
Net assets at period closing	$ 4,700,809		$ 4,978,604
Equity percentage in joint business	50.00%		50.00%
Carrying value at December 31	$ 2,340,405		$ 2,489,302